INCOME TAXES - Narrative (FY) (Details) $ in Millions	Dec. 31, 2023 USD ($)
Domestic Tax Authority
Income Tax Contingency [Line Items]
Operating loss carryforwards, not subject to expiration	$ 23.1
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Operating loss carryforwards, subject to expiration	23.5
Foreign Tax Authority
Income Tax Contingency [Line Items]
Operating loss carryforwards, subject to expiration	$ 2.7